                                Filed with the Securities and Exchange Commission on February 14, 2001
Registration No. 333-26685                                                              Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 8
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 8

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)
                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)
                                             M. PRISCILLA PANNELL, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:
                 February 14, 2001 OR AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X on  February 14, 2001  pursuant to paragraph (b) of Rule 485
                                    __60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __on ___________ pursuant to paragraph (a) (i) of Rule 485
                                    __75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on  __________ pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

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Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
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ASPro

                                                                 NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-26685 for the purpose of including in the
Registration Statement a Prospectus Supplement which includes a new optional death benefit being offered as a rider to the annuity contract for an additional charge.  This new optional death benefit is being filed pursuant to a written request to the SEC's Office of Insurance Product to grant Registrant permission to rely on Rule 485(b)(1)(vii).  The SEC staff has granted our request and
Registrant is hereby submitting the new optional death benefit under Rule 485(b) instead of Rule 485(a).  The disclosure related to the new optional death benefit was previously filed as a prototype as part of an initial registration statement on Form N-4, File No.
333-49478.  Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration
Statement.

ASPro

ASPro -SUPP. (02/14/2001)                                                                                   EDBPROTECTOR

                  Supplement to Prospectus Dated May 1, 2000, Revised Effective October 23, 2000
                                        Supplement dated February 14, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by
American Skandia Life Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                              OPTIONAL ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT

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The following  Optional  Death Benefit is being offered as of February 14, 2001 to new purchasers of the Annuity in those  states  where we have  received  regulatory  approval.  Certain  terms and  conditions  may  differ  between jurisdictions once approved.
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                                      I. SUMMARY OF CONTRACT FEES AND CHARGES

------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION  DEATH BENEFIT                                                                   BENEFIT COST
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.35% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------

                                               II. EXPENSE EXAMPLES

The Expense Examples in the Prospectus do not reflect the charge for the Enhanced  Beneficiary  Protection Optional
Death  Benefit  being  offered  under the  Annuity.  If you  purchase  the Annuity  with the  Enhanced  Beneficiary
Protection  Optional  Death  Benefit,  the charge  described  above is  deducted  on an annual  basis in arrears in addition to the amounts shown in the Prospectus.

Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced  Beneficiary  Protection Optional Death Benefit, an annual charge of 0.35% is deducted from your  Annuity's  Account  Value.  The charge will be based on the Account  Value of the  Sub-accounts  and any
Fixed  Allocations  as of the date the charge is  deducted.  Below is an example of how the charge for the Optional
Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.35% X $12,500 = $43.75 per year

Since charges for the Optional  Death Benefit are determined  based on a percentage of Account Value,  you will pay more for this  benefit  if your  Account  Value  increases.  The  value of the  Optional  Death  Benefit  will also increase  as the  Account  Value  increases.  However,  the  Optional  Death  Benefit is also  subject to a maximum benefit.  See the section  entitled  "Optional  Death  Benefits"  for a  description  of the  Enhanced  Beneficiary
Protection Optional Death Benefit.

The charge for the Optional  Death Benefit is deducted in addition to the  Insurance  Charge which is deducted on a daily basis from the Account  Value  allocated to the  Sub-accounts.  The charge for the Optional  Death Benefit is deducted in arrears on each  anniversary  of the Issue Date of the Annuity or, if you terminate the Optional  Death
Benefit or surrender your Annuity, on the date the termination or surrender is effective.

                                                III. DEATH BENEFIT

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account
Value  allocated to the  Sub-accounts  is used,  in part,  to pay us for the risk we assume in providing  the basic
Death  Benefit  guarantee  under the  Annuity.  The  Annuity  also  offers an Optional  Death  Benefit  that can be purchased  for an  additional  charge.  The  additional  charge is  deducted  to  compensate  American  Skandia for providing  increased  insurance  protection  under the  Optional  Death  Benefit.  Notwithstanding  the  additional protection  provided  under the Optional  Death  Benefit,  the  additional  cost has the impact of reducing the net performance of the investment options.

-------------------------------------------------------------------------------------------------------------------

Currently,  this benefit is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow existing  Annuity  Owners to purchase the optional  Death Benefit  subject to our rules and any  changes or  restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your
Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
-------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  Whether this benefit is appropriate  for you may depend on your  particular  circumstances,  including other  financial  resources  that may be available to your  Beneficiary to pay taxes on your Annuity should you die during the accumulation period.  No benefit is payable if death occurs on or after the Annuity Date.

The Enhanced  Beneficiary  Protection  Optional Death Benefit provides a benefit that is payable in addition to the basic Death  Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the benefit is purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

-------------------------------------------------------------------------------------------------------------------
The benefit is currently only offered to Owners who purchase the Annuity as a  "non-qualified"  investment.  We may make the benefit  available  to Owners who  purchase  the Annuity as an IRA or other  "qualified"  investment  at a later  date.  Please  refer  to  the  section  entitled  "Tax  Considerations"  for a  discussion  of  special  tax considerations for purchasers of this benefit.
-------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by withdrawals.

Death Benefit  Amount  includes your Account Value and any amounts added to your Account Value under your Annuity's
---------------------
basic Death  Benefit when the Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus withdrawals.

-------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is  subject  to a maximum  of 50% of all  Purchase
Payments  applied to the Annuity at least 12 months  prior to the death of the decedent  that  triggers the payment of the Death Benefit.
-------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Can I terminate the optional Death Benefit?  Does the optional Death Benefit terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  The optional  Death Benefit will terminate  automatically  on the Annuity  Date. We may also  terminate  the optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We  deduct a charge  from your  Account  Value if you elect to  purchase  the  optional  Death  Benefit.  No charge applies after the Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit.

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an  anniversary  of the Issue Date,  the charge will be prorated.  During the first year after the Issue Date, the charge will be prorated  from the Issue  Date.  In all  subsequent  years,  it would be prorated  from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment  options.  We only deduct the charge  pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct  your  remaining  Account  Value and  terminate  your  Annuity.  We will  notify you if your
Account  Value is  insufficient  to pay the  charge  and  allow you to submit an  additional  Purchase  Payment  to continue your Annuity.

Please  refer to the  section  entitled  "Tax  Considerations"  for  additional  considerations  in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

When do you determine the Death Benefit?
We determine  the amount of the Death  Benefit as of the date we receive "due proof of death" and any other written representations  we require to determine the proper payment of the Death Benefit to all  Beneficiaries.  "Due proof of  death"  may  include  a  certified  copy of a death  certificate,  a  certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death. Upon our receipt of "due proof of death" we automatically  transfer the Death Benefit to the AST Money Market  Sub-Account  until we further determine  the  universe  of  eligible  Beneficiaries.  Once  the  universe  of  eligible  Beneficiaries  has  been determined  each  eligible  Beneficiary  may  allocate  his or her  eligible  share  of the  Death  Benefit  to the
Sub-Accounts according to our rules.

                                              IV. TAX CONSIDERATIONS

Special  Considerations for Purchasers of the Enhanced  Beneficiary  Protection  Optional Death Benefit:  As of the
date of this  Prospectus,  it is our  understanding  that the charges related to the optional Death Benefit are not subject to current  taxation and we will not report them as such.  However,  the IRS could take the  position  that these charges should be treated as partial  withdrawals  subject to current taxation to the extent of any gain and, if  applicable,  the 10% tax  penalty.  We reserve the right to report  charges for the optional  Death  Benefit as partial  withdrawals if we, as a reporting and withholding agent,  believe that we would be expected to report them as such.

                               V. APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFIT

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000 initial  Purchase  Payment  is made and that no  withdrawals  are made prior to the  Owner's  death.  Each  example assumes  that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained  in the variable investment options.

Example with market increase
Assume that the Owner's  Account  Value has been  increasing  due to positive  market  performance.  On the date we receive  due proof of death,  the Account  Value is $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death Benefit is equal to $75,000.  The Optional  Death Benefit is equal to the amount  payable  under the basic Death  Benefit  ($75,000)
PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Optional Death Benefit =        $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been  decreasing due to declines in market  performance.  On the date we receive  due proof of death,  the Account  Value is $45,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Optional  Death Benefit is equal to the amount  payable  under the basic Death  Benefit  ($50,000)
PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Optional Death Benefit =        $50,000 + $0 = $50,000

In this example you would receive no additional benefit from purchasing the Optional Death Benefit.

ASPro

                                                                PART C

                                                           OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing  the  establishment  of the Registrant for
                  Separate Account B filed via EDGAR with Post-Effective  Amendment No. 6 to Registration Statement No. 33-87010, filed
                  March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting  Agreement  between American Skandia Life Assurance  Corporation and
                           American Skandia Marketing, Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via
                           EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer Agreement being filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration
                           Statement No. 33-87010.

         (4)      (a)      Copy of the Form of  Annuity  filed  via  EDGAR  with  Pre-Effective  Amendment  No. 1 to this  Registration
                           Statement No. 333-26685, filed July 22, 1997.

(b)            Copy of  Guaranteed  Minimum  Death  Benefit  Endorsement  filed  via  EDGAR  with  Post-Effective  Amendment  No.  8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)            Copy of  Performance-related  Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective  Amendment
                           No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

         (5)      A copy of the  application  form  used  with the  Annuity  filed via EDGAR  with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of  incorporation  of American  Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American  Skandia  Life  Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica  Occidental Life Assurance Company  effective May 1, 1995, filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      PaineWebber Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective  Amendment
                           No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (c)      Connecticut  General Life Insurance Company  effective January 1, 1995, filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

                  (a)      Neuberger&Berman  Advisers  Management  Trust  filed  via  EDGAR  with  Post-Effective  Amendment  No.  4 to
                           Registration Statement No. 33-87010, filed February 25, 1997.

                  (b)      The Alger American Fund filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.
                           33-87010, filed March 2, 1998.

                  (c)      American  Skandia Trust filed via EDGAR with  Post-Effective  Amendment No. 4 to Registration  Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became American  Skandia Trust was known as the
                           Henderson Global Asset Trust).

                  (d)      The Montgomery Funds III filed via EDGAR in the Initial Registration Statement to Registration
                           Statement No. 333-08853, filed July 25, 1996.

                  (e)      Rydex  Variable  Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to  Registration  Statement No.
                           33-87010, filed April 26, 1999.

(f)            First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration  Statement No.
                           33-86866, filed April 26, 2000

(g)            Evergreen  Variable  Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to  Registration  Statement No.
                           33-87010, filed April 26, 2000.

(h)            INVESCO Variable  Investment Funds, Inc. filed via EDGAR with Post-Effective  Amendment No. 9 to Registration  Statement
                           No. 33-87010, filed April 26, 2000.

(i)            ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to Registration Statement No. 33-87010, filed April 26,
                           2000.

         (9)      Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 5 to this Registration Statement
         No. 33-26685, field June 16, 2000.

         (10)     Consent of Ernst & Young LLP                         FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)  Calculation of Performance  Information for Advertisement of Performance filed via EDGAR with  Post-effective  Amendment
               No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under  Common  Control  with the  Depositor  or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American Skandia Information Services and Technology  Corporation  ("ASIST"):  The organization is a general business
                  ----------------------------------------------------------------------------
                  corporation  organized  in the State of  Delaware.  Its  primary  purpose is to  provide  various  types of  business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems acquisition,  development and  maintenance,  human  resources  acquisition,  development  and  management,  accounting and financial  reporting services and general office services.

         (2)      American  Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization  is a  general  business  corporation
                  ------------------------------------------------------------
                  organized  in the State of  Delaware.  It was  formed  primarily  for the  purpose  of acting as a  broker-dealer  in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities,  as required by the
                  Securities and Exchange  Commission,  which  insurance  policies are to be issued by American  Skandia Life Assurance
                  Corporation.  It provides  securities  law  supervisory  services in relation to the  marketing of those  products of
                  American Skandia Life Assurance Corporation  registered as securities.  It also may provide such services in relation to marketing of certain  public  mutual  funds.  It also has the power to carry on a general  financial,  securities, distribution,  advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render  advisory,  managerial,  research and  consulting  services for  maintaining  and improving  managerial efficiency and operation.

         (3)      American Skandia Investment  Services,  Incorporated  ("ASISI"):  The organization is a general business  corporation
                  ----------------------------------------------------------------
                  organized in the state of Connecticut.  The organization is authorized to provide  investment  service and investment management advice in connection with the purchasing,  selling, holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies, mutual funds or business trusts. It's primary role is expected to be as investment  manager for certain mutual funds [to be made  available  primarily  through the variable  insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida:  This  subsidiary of American  Skandia Life  Assurance  Corporation  was organized in March,  1995, and
                  ------------
                  began  operations  in July,  1995.  It offers  investment  oriented life  insurance  designed for  long-term  savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:  As of December 31, 1999, there were 5,556 owners of Annuities.

Item 28.  Indemnification:  Under Section  33-320a of the  Connecticut  General  Statutes,  the Depositor  must indemnify a director or officer  against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys'  fees, for actions  brought or threatened to be brought  against him in his capacity as a director or officer when certain  disinterested  parties determine  that he acted in good faith and in a manner he  reasonably  believed to be in the best  interests of the  Depositor.  In any criminal  action or  proceeding,  it also must be  determined  that the  director  or officer  had no reason to believe his conduct was unlawful.  The director or officer must also be  indemnified  when he is  successful on the merits in the defense of a proceeding or in circumstances  where a court  determines  that he is fairly and  reasonable  entitled to be  indemnified,  and the court  approves  the amount.  In  shareholder  derivative  suits,  the director or officer must be finally  adjudged not to have  breached  this duty to the
Depositor or a court must  determine  that he is fairly and reasonably  entitled to be  indemnified  and must approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain indemnification  only if a court  determines  that,  in view of all the  circumstances,  he is fairly  and  reasonably  entitled  to be indemnified  and then for such  amount as the court  shall  determine.  The  By-Laws of American  Skandia  Life  Assurance  Corporation
("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM,  Inc. can also be  indemnified  pursuant to indemnity  agreements  between each  director and officer and American Skandia,  Inc., a corporation  organized under the laws of the state of Delaware.  The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate  parent.  Such policy will reimburse ASLAC or ASM,
Inc., as applicable,  for any payments that it shall make to directors and officers pursuant to law and, subject to certain  exclusions contained in the policy,  will pay any other  costs,  charges and  expenses,  settlements  and  judgments  arising from any  proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 (the  "Act") may be  permitted  to  directors,  officers  and  controlling  persons of  Registrant  pursuant  to the  foregoing provisions,  or  otherwise,  Registrant  has  been  advised  that  in the  opinion  of the  Securities  and  Exchange  Commission  such indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director,  officer or controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling  precedent,  Registrant will submit to a court of appropriate  jurisdiction  the question  whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President and
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location  of  Accounts  and  Records:  Accounts  and  records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant  hereby  undertakes to file a  post-effective  amendment to this  Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)            Registrant  hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus,  a space that an applicant or enrollee can check to request a Statement of Additional Information,  or (2) a post card or similar  written  communication  affixed to or  included in the  prospectus  that the  applicant  can remove to send for a
Statement of Additional Information.

(c)            Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)            The Depositor hereby represents that the fees and charges deducted under the contract, in the aggregate,  are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)            With respect to the restrictions on withdrawals for Texas Optional  Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action  letter dated November 28, 1988 from the staff of the  Securities and Exchange  Commission to the American
Council of Life  Insurance  with respect to annuities  issued under Section  403(b) of the code,  the  requirements  of which have been complied  with by us;  and 2) Rule 6c-7  under the 1940 Act with  respect  to  annuities  made  available  through  the Texas  Optional
Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.
                  The exhibits included are as follows:

                  No. 10   Consent of Ernst & Young LLP.

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of  Securities  Act Rule  485(b)  for  effectiveness  of the  Registration  Statement  and has duly  caused  this
Registration   Statement  to  be  signed  on  its  behalf,  in  the  Town  of  Shelton  and  State  of  Connecticut,   on  this 14th
day of February, 2001.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation
                                          -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                               Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  /s/ Kathleen A. Chapman                                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                   (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                   February 14, 2001
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                                   (Principal Financial Officer and Principal Accounting Officer)

       /s/ Thomas M. Mazzaferro        Executive Vice President and                        February 14, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

       /s/ David R. Monroe           Senior Vice President, Treasurer                      February 14, 2001
           David R. Monroe               and Corporate Controller

                                                        (Board of Directors)

      Patricia Abram*                                Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                              ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                   Y.K. Chan*                      Lincoln R. Collins*
      ---------------                                   ------------                    -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy*                                  Thomas M. Mazzaferro*                 Gunnar Moberg*
      --------------                                ---------------------                 --------------
      Ian Kennedy                                    Thomas M. Mazzaferro                   Gunnar Moberg

      Christian Thwaites*                             Bayard F. Tracy*                 Deborah G. Ullman*
      ---------------------                           ----------------                 --------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                            Brett M. Winson*
                                                            -----------------
                                                             Brett M. Winson

                                    *By:  /s/ Kathleen A. Chapman
                                            Kathleen A. Chapman

                 *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.